Financial liabilities at fair value through profit and loss (Details) £ in Thousands	6 Months Ended
	Jun. 30, 2026 GBP (£)	Jun. 30, 2026 $ / shares shares	Dec. 31, 2025 shares
Financial liabilities at fair value through profit and loss
Financial liabilities, Beginning balance	£ 188,813
New issuances	25,463
In-kind interest paid and accrued	6,956
Fair value movements	(108,272)
Conversions to ordinary shares	(20,636)
Exchange differences on translation	1,120
Financial liabilities, Ending balance	93,444
Number of warrants | shares		69,575,000	69,575,000
Number of shares entitled per public warrant | shares		0.1
Number of warrants required to be exercised | shares		10
Convertible Senior Secured Notes
Financial liabilities at fair value through profit and loss
Financial liabilities, Beginning balance	188,526
New issuances	7,717
In-kind interest paid and accrued	6,956
Fair value movements	(112,989)
Exchange differences on translation	1,061
Financial liabilities, Ending balance	91,271
Convertible Preferred Shares
Financial liabilities at fair value through profit and loss
New issuances	17,746
Fair value movements	4,634
Conversions to ordinary shares	(20,636)
Exchange differences on translation	55
Financial liabilities, Ending balance	1,799
Warrants
Financial liabilities at fair value through profit and loss
Financial liabilities, Beginning balance	287
Fair value movements	83
Exchange differences on translation	4
Financial liabilities, Ending balance	£ 374
Number of shares entitled per public warrant | shares		0.1
Number of warrants required to be exercised | shares		10
Exercise price per share | $ / shares		$ 115
Public Warrants
Financial liabilities at fair value through profit and loss
Number of warrants | shares		15,264,935
Convertible Notes Warrants
Financial liabilities at fair value through profit and loss
Number of warrants | shares		4,000,000